Turnover - Turnover (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Statement
Revenue from contracts with customers	R 201,100	R 189,568	R 202,676
Revenue from other contracts	810	799	900
Total turnover	201,910	190,367	203,576
Other (Technology, refinery services)
Income Statement
Revenue from contracts with customers	2,288	2,313	2,308
Energy Business
Income Statement
Revenue from contracts with customers	65,676	67,415	85,536
Energy Business | Coal
Income Statement
Revenue from contracts with customers	2,025	1,343	3,222
Energy Business | Liquid fuels and crude oil
Income Statement
Revenue from contracts with customers	58,265	60,119	76,328
Energy Business | Gas (methane rich and natural gas) and condensate
Income Statement
Revenue from contracts with customers	5,386	5,953	5,986
Chemicals Business
Income Statement
Revenue from contracts with customers	133,136	119,840	114,832
Chemicals Business | Advanced materials
Income Statement
Revenue from contracts with customers	7,380	7,200	7,349
Chemicals Business | Base chemicals
Income Statement
Revenue from contracts with customers	45,684	40,262	34,967
Chemicals Business | Essential care
Income Statement
Revenue from contracts with customers	44,314	40,112	41,084
Chemicals Business | Performance solutions
Income Statement
Revenue from contracts with customers	35,758	32,266	31,432
Chemicals Africa
Income Statement
Total turnover	R 58,260	R 51,600	R 52,607
Chemicals Africa | Advanced materials
Income Statement
Percentage of product line's revenue	37.00%	29.00%	28.00%
Chemicals Africa | Base chemicals
Income Statement
Percentage of product line's revenue	59.00%	59.00%	74.00%
Chemicals Africa | Performance solutions
Income Statement
Percentage of product line's revenue	15.00%	15.00%	15.00%
Chemicals America
Income Statement
Total turnover	R 29,358	R 28,721	R 21,419
Chemicals America | Base chemicals
Income Statement
Percentage of product line's revenue	33.00%	29.00%	18.00%
Chemicals America | Essential care
Income Statement
Percentage of product line's revenue	30.00%	30.00%	30.00%
Chemicals America | Performance solutions
Income Statement
Percentage of product line's revenue	15.00%	15.00%	15.00%
Chemicals Eurasia
Income Statement
Total turnover	R 45,539	R 39,537	R 40,967
Chemicals Eurasia | Advanced materials
Income Statement
Percentage of product line's revenue	52.00%	56.00%	57.00%
Chemicals Eurasia | Essential care
Income Statement
Percentage of product line's revenue	70.00%	70.00%	70.00%
Chemicals Eurasia | Performance solutions
Income Statement
Percentage of product line's revenue	70.00%	70.00%	70.00%